Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 18,326,046	$ 6,165,216
Less: accumulated depreciation	(2,124,516)	(1,916,423)
Total	16,201,530	4,248,793
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	2,942,232	2,854,717
Office Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	211,015	201,070
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	229,412	222,589
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	258,525	248,259
Machinery Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	508,343	493,223
Building Improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	1,399,360	1,357,738
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 12,777,159	$ 787,620